Condensed Consolidated Interim Statements of Financial Position - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Current assets:
Cash and cash equivalents	¥ 2,690,451	¥ 2,758,020
Trade receivables	716,296	801,814
Receivables from financial services	1,613,208	1,794,654
Other financial assets	407,358	295,307
Inventories	1,799,424	1,545,600
Other current assets	368,076	383,696
Total current assets	7,594,813	7,579,091
Non-current assets:
Investments accounted for using the equity method	902,008	891,002
Receivables from financial services	3,674,233	3,619,896
Other financial assets	765,484	628,533
Intangible assets	822,570	818,763
Deferred tax assets	100,540	99,552
Other non-current assets	342,988	342,763
Total non-current assets	14,654,966	14,341,939
Total assets	22,249,779	21,921,030
Current liabilities:
Trade payables	1,033,941	1,088,061
Financing liabilities	3,103,481	3,005,624
Accrued expenses	297,558	415,106
Other financial liabilities	149,109	182,145
Income taxes payable	55,632	47,793
Provisions	262,373	362,151
Other current liabilities	616,044	614,577
Total current liabilities	5,518,138	5,715,457
Non-current liabilities:
Financing liabilities	4,486,260	4,715,361
Other financial liabilities	279,399	280,809
Retirement benefit liabilities	362,516	358,532
Provisions	252,876	278,890
Deferred tax liabilities	942,801	842,001
Other non-current liabilities	371,472	357,141
Total non-current liabilities	6,695,324	6,832,734
Total liabilities	12,213,462	12,548,191
Equity:
Common stock	86,067	86,067
Capital surplus	185,554	172,049
Treasury stock	(328,443)	(273,786)
Retained earnings	9,294,994	8,901,266
Other components of equity	532,690	196,710
Equity attributable to owners of the parent	9,770,862	9,082,306
Non-controlling interests	265,455	290,533
Total equity	10,036,317	9,372,839
Total liabilities and equity	22,249,779	21,921,030
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	5,075,682	4,919,916
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 2,971,461	¥ 3,021,514